Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets

	June 30, 2014	December 31, 2013
	(Unaudited)

$29,520 fair value of 30,000 restricted Common Shares issued to investor relations consultant on August 30, 2013 for services rendered and to be rendered during the period covering September 5, 2013 to March 4, 2014, net of $19,245 amortization thereof through December 31, 2013 (See Note 6).	$-	$10,275

Prepaid rent (Muscat, Oman office)	17,940	-
	$17,940	$10,275

	2013	2012

Fair value of restricted shares of common stock issued on December 14, 2012 to investor relations consultant (See Note 6) (a)	$0	$151,700

$29,520 fair value of 30,000 shares of restricted common stock issued to investor relations consultant for period covering September 5, 2013 to March 4, 2014, net of $19,245 amortization thereof (See Note 6) (a)	$10,275	$0

Travel advances	$0	$12,439

Totals	$10,275	$164,139

(a)	Fair values are based on the public trading price of the Company’s Common Stock on the date of commitment net of restricted stock discount (calculated under Finnerty Method).